REVENUE - Disclosure of disaggregation of revenue from contracts with customers (Details) - Company controller by former COO [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Software license revenue	$ 315,497	$ 666,667
Software license [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Software license revenue	315,497	666,667
Software license and services transferred over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Software license revenue	$ 315,497	$ 666,667